Note 51 (Tables)	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
Liabilities from financing activities [Table Text Block]
The variation between 2025, 2024 and 2023 of the financial liabilities from financing activities is the following:

LIABILITIES FROM FINANCING ACTIVITIES (MILLIONS OF EUROS)

	Liabilities at amortized cost: Debt certificates			Of which: Issuances of subordinated liabilities (1)
	2025	2024	2023	2025	2024	2023
Balance at the beginning	69,867	68,707	55,429	19,556	15,832	12,485
Cash flows	15,120	627	13,283	2,738	3,303	3,388
Non-cash changes	(3,145)	532	(5)	(1,345)	421	(40)
Acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Disposals by companies held for sale	—	—	—	—	—	—
Fair value changes	—	—	—	—	—	—
Foreign exchange movement and others	(3,145)	532	(5)	(1,345)	421	(40)
Balance at the end	81,842	69,867	68,707	20,949	19,556	15,832
(1) There were €104 million, €56 million and €35 million of subordinated deposits as of December 31, 2025, 2024 and 2023, respectively (see Note 22.4). In addition, there were coupon payments on subordinated liabilities for €397 million, €388 million and €345 million in 2025, 2024 and 2023, respectively. Appendix VI details the outstanding subordinated debt issued by their nominal value.